ZENITH FLEXIBLE LIFE 2001
Flexible Premium Adjustable
Variable Life Insurance Policies
Issued by
New England Variable Life Separate Account of
New England Life Insurance Company
One Financial Center
Boston, Massachusetts 02111
(800) 388-4000
UPDATING SUMMARY PROSPECTUS

April 30, 2021
This Summary Prospectus summarizes key features of the Zenith Flexible Life 2001 flexible premium adjustable variable life insurance policy (the “Policy”).
The prospectus for the Policy contains more information about the Policy’s features, benefits and risks. You can find the current prospectus and other information about the Policy online at https://dfinview.com/BHF/TAHD/BHF11. You can also obtain this information at no cost by calling (800) 388-4000 or by sending an email request to rcg@brighthousefinancial.com.
The Securities and Exchange Commission has not approved or disapproved these Policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Glossary
Base Policy.    The Policy without riders.
Cash Value.    A Policy’s Cash Value includes the amount of its cash value held in the Variable Account, the amount held in the Fixed Account and, if there is an outstanding Policy loan, the amount of its cash value held in our general account as a result of the loan.
Eligible Funds.     The mutual fund portfolios in which you may invest through your allocations to the corresponding Sub-Accounts of the Variable Account.
Fixed Account.    The Fixed Account is a part of our general account to which you may allocate net premiums. It provides guarantees of principal and interest.
Monthly Deduction.     The amount deducted from the  Policy’s Cash Value on the first day of each Policy month, consisting of a Policy fee, an administrative charge, a cost of insurance charge and charges for any optional rider benefits.
Net Cash Value.     The amount you receive if you surrender the Policy. It is equal to the Policy’s Cash Value reduced by any surrender charge that would apply on surrender and by any outstanding Policy loan and accrued interest.
Sub-Account .      A division of the Variable Account which corresponds to a mutual fund portfolio, or Eligible Fund, to which you may allocate premiums and Cash Value.
Target Premium.    We use the Target Premium to determine the amount of Deferred Sales Charge that may apply on a surrender, partial surrender, lapse or face amount reduction. The Target Premium varies by issue age, sex and underwriting class of the insured and the Policy’s face amount. The Target Premium is less than or equal to 75% of the annual premium necessary to maintain a fixed benefit whole life insurance Policy for the same face amount on the life of the insured. We calculate the annual whole life premium using an assumed interest rate of 4%, guaranteed cost of insurance charges and the current level of other Policy charges.
Updated Information You Should Consider About the Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since May 1, 2020. This may not reflect all of the changes that have occurred since you purchased your Policy.
Changes Affecting the Eligible Funds
An Eligible Fund was subject to a name change. The chart below identifies the former name and new name of this Eligible Fund.
Eligible Fund Name Change. The following former Eligible Fund was renamed.
Former Name	New Name
American Funds Insurance Series®	American Funds Insurance Series®
American Funds Bond Fund	American Funds The Bond Fund of America

Important Information You Should Consider About the Policy
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	During the first 11 Policy years, if you surrender your Policy, reduce its face amount, or make a partial surrender that reduces the face amount, or if your Policy lapses, then we will deduct a surrender charge from the Policy’s Cash Value.
The surrender charge includes a Deferred Sales Charge and a Deferred Administrative Charge:
• The maximum Deferred Sales Charge is 72% of premiums paid up to one Target Premium.
• The maximum Deferred Administrative Charge is 0.25% of the Base Policy face amount.
	• For example, if you invest in a Policy with a Target Premium of $100,000 and a $1,000,000 face amount, your maximum Deferred Sales Charge would be $72,000 (72% of $100,000) and your maximum Deferred Administrative Charge would be $2,500 (0.25% of $1,000,000), for a total maximum surrender charge of $74,500.			Charges – Surrender Charge Fee Tables
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions. These charges include a sales charge and/or state and federal premium tax with respect to premium payments and a transfer charge on your transfer of Cash Value between the Sub-Accounts and to or from the Fixed Account.			Charges – Sales Charge; Premium Tax Charge; Federal Tax Charge; Transfer Charge Fee Tables
Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including a cost of insurance charge, a Policy Fee, a mortality and expense risk charge, an administrative charge, loan interest spread, and charges for various riders offered along with the Policy. Certain of those ongoing charges vary in amount depending on the insured’s age, risk class, and (except for unisex Policies) sex. You should view the Policy specifications page of your Policy for the specific charges applicable to your Policy.

You also bear the expenses associated with the Eligible Funds under the Policy, as shown in the following table:	Charges – Policy Fee; Administrative Charge; Monthly Charges for the Cost of Insurance; Mortality and Expense Risk Charge; Loan Interest Spread; Optional Benefit Charges; Portfolio Expenses

Fee Tables

Appendix C: Eligible Funds Available Under the Policy
	Annual Fee	Minimum	Maximum
	Investment options (Eligible Fund fees and expenses)*	0.28%	0.99%
*As a percentage of Eligible Fund assets.
RISKS
Risk of Loss	You can lose money by investing in the Policy.			Principal Risks of Investing in the Policy

	RISKS	Location in Prospectus
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you make a premature withdrawal of cash from your Policy, you may incur various costs (e.g., a surrender charge) and also possible Federal income tax.	Principal Risks of Investing in the Policy Charges
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Eligible Funds). Each investment option, including the Fixed Account, will have its own unique risks, and you should review these investment options before making an investment decision.	The Company, The Variable Account and the Eligible Funds – The Eligible Funds; The Fixed Account
Insurance Company Risks	An investment in the Policy is subject to the risks related to NELICO, including that any obligations (including obligations related to amounts invested in the Fixed Account), guarantees, or benefits are subject to NELICO’s claims-paying ability. More information about NELICO, including its financial strength ratings, is available upon request by calling (888) 243-1968.	The Company, The Variable Account and the Eligible Funds – The Company
Contract Lapse	In general, in any month that your Policy’s Net Cash Value is not large enough to cover the Monthly Deduction (i.e., the amount we deduct on the first day of each Policy month for charges such as the Policy Fee), your Policy will be in default, and may lapse. Your Policy’s Net Cash Value can be impacted by poor investment performance of the Eligible Funds you select. Your Policy may also lapse if Policy loans plus accrued interest reduces the Net Cash Value to zero. Additionally, insufficient premium payments, withdrawals, and Policy charges (including increases in those charges) could cause the Policy to lapse and you will no longer have insurance coverage. If your Policy has lapsed, in most states you may reinstate it within seven years after the date of lapse. Reinstatement in all cases requires payment of certain charges described in the Policy and usually requires evidence of insurability that is satisfactory to us. Death benefits will not be paid if the Policy has lapsed.	Lapse and Reinstatement
RESTRICTIONS
Investments	Availability of Portfolios. We reserve the right to close or substitute an Eligible Fund or limit its availability to subsequent premium payments and/or transfers of Cash Value. You may not invest in more than ten Sub-Accounts at any one time.
	Transfers. We may limit the number of transfers between the Sub-Accounts and to and from the Fixed Account to no more than four per Policy year. We may impose a processing charge of $25 for each transfer in excess of 12 per Policy year. We may also impose restrictions on frequent transfers. We are not currently imposing the maximum limit on transfers and withdrawals from the Fixed Account, but we reserve the right to do so.	The Company, The Variable Account and The Eligible Funds Charges – Transfer Charge
Optional Benefits	Various optional benefits may be available in the form of a rider to your Policy. Not all of these riders may be available to you. In general, supplemental insurance benefits may be (i) available only to insureds within certain age ranges and/or who meet certain criteria (e.g., terminal illness) (ii) subject to minimum and/or maximum specified amounts, and (iii) subject to certain termination conditions. We may stop offering an optional benefit at any time.	Other Benefits Available Under the Policy

	TAXES	Location in Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Please note that there is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation	All firms selling the Policy receive commissions. The portion of the commission payments that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. A selling firm, or a sales representative of a selling firm, may receive different compensation for selling one product over another and may have a financial incentive to offer or recommend the Policy over another investment. Apart from the payment of commissions, selling firms may receive additional compensation, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees.	Distribution of the Policies
Exchanges	In general, sales representatives may have a financial incentive to offer you a new insurance policy in place of the policy you already own. You should exchange your Policy only if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.	Replacing Existing Insurance Distribution of the Policies

APPENDIX C: ELIGIBLE FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Eligible Funds available under the Policy. More information about the Eligible Funds is available in the prospectuses for the Eligible Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF11. You can also request this information at no cost by calling (800) 388-4000 or by sending an email request to rcg@brighthousefinancial.com. The current expenses and performance information below reflects fees and expenses of the Eligible Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2 Capital Research and Management CompanySM	0.99%	29.72%	14.43%	9.43%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.61%	52.10%	22.75%	16.85%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.55%	13.54%	13.93%	12.74%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 2# Capital Research and Management CompanySM	0.46%	9.73%	4.92%	3.92%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class A‡ Brighthouse Investment Advisers, LLC	0.74%	19.23%	13.08%	10.62%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.55%	22.27%	14.95%	13.87%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Clarion Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC	0.64%	-4.78%	4.15%	5.50%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.76%	5.37%	7.30%	6.48%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	27.92%	15.13%	11.83%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	57.24%	20.20%	16.02%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.57%	32.54%	13.33%	14.42%
Seeks capital appreciation.	MFS ® Research International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	13.28%	9.91%	6.32%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.63%	153.77%	38.34%	21.41%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.78%	11.85%	5.33%	3.72%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.56%	8.82%	4.98%	4.05%
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class A‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.51%	10.14%	8.80%	7.50%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class A‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.55%	11.06%	9.87%	8.30%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	24.30%	16.36%	14.77%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.60%	7.87%	9.81%	8.80%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.72%	26.58%	14.72%	7.64%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	8.60%	4.99%	4.57%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	40.66%	20.74%	15.29%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.36%	0.43%	1.12%	0.56%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class A#‡ Brighthouse Investment Advisers, LLC	0.64%	9.70%	6.15%	5.25%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class A‡ Brighthouse Investment Advisers, LLC	0.63%	11.31%	7.84%	6.71%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class A‡ Brighthouse Investment Advisers, LLC	0.65%	14.09%	9.70%	8.19%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class A‡ Brighthouse Investment Advisers, LLC	0.69%	17.01%	11.60%	9.61%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.78%	6.25%	9.62%	9.10%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	17.72%	11.41%	10.60%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.61%	11.27%	13.22%	11.80%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.73%	31.70%	16.91%	13.57%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	56.80%	23.52%	18.67%
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	12.07%	11.45%	11.07%
Seeks long-term capital growth.	Loomis Sayles Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.88%	34.34%	18.26%	15.03%
Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.27%	7.21%	4.21%	3.58%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.32%	13.39%	12.08%	11.25%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.39%	7.85%	7.46%	5.33%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.33%	19.62%	13.22%	11.21%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	0.27%	18.10%	14.93%	13.60%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.61%	9.76%	8.90%	8.49%
Seeks capital appreciation.	MFS ® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	3.96%	10.43%	11.24%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.85%	25.11%	15.77%	12.93%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.58%	36.95%	19.34%	16.96%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.50%	24.34%	16.27%	14.83%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	0.55%	6.92%	6.71%	5.55%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2020)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	0.48%	5.24%	3.07%	2.68%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.53%	6.69%	10.69%	10.17%
#	These Eligible Funds and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. These temporary fee reductions are reflected in their annual expenses. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.
‡	This Eligible Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (800) 388-4000 or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Policy online at https://dfinview.com/BHF/TAHD/BHF11.
Reports and other information about New England Life Insurance Company are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
The EDGAR contract identifier number for the Policy is C000011866.